Stock And Stock Options (Schedule Of Stock Options Outstanding And Exercisable) (FY) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price	$ 2.18	$ 3.18	$ 3.73
Options Outstanding	9,375	16,875	30,000
Options Exercisable	9,375
$2.50 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price	$ 2.50
Options Outstanding	1,875
Options Exercisable	1,875
$2.30 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price	$ 2.30
Options Outstanding	1,875
Weighted Average Remaining Contractual Life	2 months 12 days
Options Exercisable	1,875
$2.70 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price	$ 2.70
Options Outstanding	1,875
Weighted Average Remaining Contractual Life	6 months
Options Exercisable	1,875
$2.20 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price	$ 2.20
Options Outstanding	1,875
Weighted Average Remaining Contractual Life	9 months 18 days
Options Exercisable	1,875
$1.20 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price	$ 1.20
Options Outstanding	1,875
Weighted Average Remaining Contractual Life	1 year
Options Exercisable	1,875